Offerings	Nov. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, underlying shares of Series E convertible preferred stock
Amount Registered | shares	11,505,518
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 92,044,144.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,711.30
Offering Note	This Registration Statement registers 22,302,303 shares of common stock, par value $0.0001 per share (the "Common Stock"), of TAO Synergies Inc. (the "Company"), issuable upon (i) the conversion of shares of Series E convertible preferred stock, (ii) exercise of warrants (the "Investor Warrants") that were sold in a private placement, and (iii) exercise of warrants that were issued pursuant to the engagement letter between the Company and GP Nurmenkari Inc. as consideration for placement agent services in connection with the Offering (the "Placement Agent Warrants"). Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on November 6, 2025, a date within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, underlying Investor Warrants
Amount Registered | shares	10,714,286
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 85,714,288.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,837.14
Offering Note	This Registration Statement registers 22,302,303 shares of Common Stock, of the Company, issuable upon (i) the conversion of shares of Series E convertible preferred stock, (ii) exercise of the Investor Warrants that were sold in a private placement, and (iii) exercise of the Placement Agent Warrants. Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on November 6, 2025, a date within five business days prior to filing this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, underlying Placement Agent Warrants
Amount Registered | shares	82,500
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 660,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 91.15
Offering Note	This This Registration Statement registers 22,302,303 shares of Common Stock, of the Company, issuable upon (i) the conversion of shares of Series E convertible preferred stock, (ii) exercise of the Investor Warrants that were sold in a private placement, and (iii) exercise of the Placement Agent Warrants. Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on November 6, 2025, a date within five business days prior to filing this Registration Statement.